Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Summary of property, plant and equipment

Property, plant and equipment
In millions of €	Note	2025	2024
Owned assets	9A	2,176	2,223
Leased assets	9B	130	132
Total		2,306	2,355

Summary of movements in owned assets

Movements during 2025	Land and	Plant and
In millions of €	buildings	equipment	Total
Cost
1 January 2025	1,024	4,097	5,121
Additions	49	308	357
Disposals	(3)	(119)	(122)
Hyperinflationary adjustment	30	(17)	13
Currency retranslation	(62)	(214)	(276)
Other movements (a)	(2)	12	10
31 December 2025	1,036	4,067	5,103

Accumulated depreciation
1 January 2025	(417)	(2,481)	(2,898)
Depreciation charge for the year	(28)	(222)	(250)
Disposals	2	95	97
Hyperinflationary adjustment	(6)	(1)	(7)
Currency retranslation	22	119	141
Other movements (a)	—	(10)	(10)
31 December 2025	(427)	(2,500)	(2,927)
Net book value 31 December 2025 (b)	609	1,567	2,176
Includes capital expenditures for assets under construction	25	243	268

(a)	Other movements primarily reflect differences between amounts of prior period allocated as per carve out and the actual assets transferred on Separation
(b)	Includes €38 million (2024: €32 million) of freehold land.

Movements during 2024	Land and	Plant and
In millions of €	buildings	equipment	Total
Cost
1 January 2024	982	3,840	4,822
Additions	24	297	321
Disposals and other movements	(6)	(201)	(207)
Hyperinflationary adjustment	5	123	128
Currency retranslation	19	38	57
31 December 2024	1,024	4,097	5,121

Accumulated depreciation
1 January 2024	(384)	(2,351)	(2,735)
Depreciation charge for the year	(22)	(242)	(264)
Disposal and other movements	3	188	191
Hyperinflationary adjustment	(6)	(52)	(58)
Currency retranslation	(8)	(24)	(32)
31 December 2024	(417)	(2,481)	(2,898)
Net book value 31 December 2024 (b)	607	1,616	2,223
Includes capital expenditures for assets under construction	10	26	36

Summary of movements in leased assets

Movements during 2025	Land and	Plant and
In millions of €	buildings	equipment	Total
Cost
1 January 2025	315	49	364
Additions	63	21	84
Disposals	(66)	(8)	(74)
Other movements (a)	(20)	(7)	(27)
Currency retranslation	(16)	(3)	(19)
31 December 2025	276	52	328

Accumulated depreciation
1 January 2025	(207)	(25)	(232)
Depreciation charge for the year	(43)	(12)	(55)
Disposals	53	7	60
Other movements (a)	17	0	17
Currency retranslation	11	1	12
31 December 2025	(169)	(29)	(198)
Net book value 31 December 2025	107	23	130

(a) Other movements primarily reflect differences between amounts of prior period allocated as per carve out and the actual assets transferred on Separation.

Movements during 2024	Land and	Plant and
In millions of €	buildings	equipment	Total
Cost
1 January 2024	317	60	377
Additions	23	17	40
Disposals and other movements	(30)	(24)	(54)
Hyperinflationary adjustment	—	(1)	(1)
Currency retranslation	5	(3)	2
31 December 2024	315	49	364

Accumulated depreciation
1 January 2024	(195)	(35)	(230)
Depreciation charge for the year	(34)	(13)	(47)
Disposal and other movements	25	23	48
Currency retranslation	(3)	—	(3)
31 December 2024	(207)	(25)	(232)
Net book value 31 December 2024	108	24	132